FINANCIAL INSTRUMENTS - Schedule of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	$ 571.6	$ 661.9	$ 300.3
Financial liabilities	1,150.9	1,049.5	1,214.3
Borrowings
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	1,059.6	966.9	1,135.3
Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	3.0	3.0
Trade payables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	43.1	48.5	35.3
Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	45.2	31.1	43.7
Loan receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	4.5	4.6	4.6
Trade receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	211.0	259.5	84.0
Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	60.5	74.0	40.0
Cash and cash equivalents, including restricted cash
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	295.6	323.8	171.7
Financial liabilities measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	2.8	1.9	11.2
Financial liabilities measured at fair value | Borrowings
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0	0.0
Financial liabilities measured at fair value | Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0
Financial liabilities measured at fair value | Trade payables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0	0.0
Financial liabilities measured at fair value | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	2.8	1.9	11.2
Financial liabilities measured at amortized cost
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	1,148.1	1,047.6	1,203.1
Financial liabilities measured at amortized cost | Borrowings
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	1,059.6	966.9	1,135.3
Financial liabilities measured at amortized cost | Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	3.0	3.0
Financial liabilities measured at amortized cost | Trade payables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	43.1	48.5	35.3
Financial liabilities measured at amortized cost | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	42.4	29.2	32.5
Financial assets measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	37.6	55.3	8.3
Financial assets measured at fair value | Loan receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Financial assets measured at fair value | Trade receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Financial assets measured at fair value | Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	37.6	55.3	8.3
Financial assets measured at fair value | Cash and cash equivalents, including restricted cash
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Financial assets measured at amortized cost
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	534.0	606.6	292.0
Financial assets measured at amortized cost | Loan receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	4.5	4.6	4.6
Financial assets measured at amortized cost | Trade receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	211.0	259.5	84.0
Financial assets measured at amortized cost | Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	22.9	18.7	31.7
Financial assets measured at amortized cost | Cash and cash equivalents, including restricted cash
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	295.6	323.8	171.7
Level 2 of fair value hierarchy | Financial liabilities measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	2.8	1.9	11.2
Level 2 of fair value hierarchy | Financial liabilities measured at fair value | Borrowings
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0	0.0
Level 2 of fair value hierarchy | Financial liabilities measured at fair value | Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0
Level 2 of fair value hierarchy | Financial liabilities measured at fair value | Trade payables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0	0.0
Level 2 of fair value hierarchy | Financial liabilities measured at fair value | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	2.8	1.9	11.2
Level 2 of fair value hierarchy | Financial assets measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	37.6	55.3	8.3
Level 2 of fair value hierarchy | Financial assets measured at fair value | Loan receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Level 2 of fair value hierarchy | Financial assets measured at fair value | Trade receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Level 2 of fair value hierarchy | Financial assets measured at fair value | Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	37.6	55.3	8.3
Level 2 of fair value hierarchy | Financial assets measured at fair value | Cash and cash equivalents, including restricted cash
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	$ 0.0	$ 0.0	$ 0.0